UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional Class, Initial Class and Class L)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.83%
Industrial	18.47
Consumer, Cyclical	15.09
Technology	11.22
Financial	8.97
Communications	4.67
Basic Materials	2.87
Energy	1.89
Short Term Investments	12.99
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,016.60	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.42
Initial Class
Actual	$1,000.00	$1,014.80	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.17
Class L
Actual	$1,000.00	$1,013.70	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.52
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Institutional Class, 1.03% for the Initial Class and 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.13%
72,000	Air Products & Chemicals Inc	$ 10,226,880
47,000	Ashland Inc	5,394,190
103,000	Franco-Nevada Corp	7,834,180
166,000	RPM International Inc	8,291,700
		31,746,950
Communications — 5.11%
232,000	DigitalGlobe Inc(a)	4,962,480
26,000	FactSet Research Systems Inc	4,196,920
118,000	Match Group Inc(a)(b)	1,778,850
11,000	Palo Alto Networks Inc(a)	1,349,040
356,000	T-Mobile US Inc(a)	15,404,120
62,000	TripAdvisor Inc(a)	3,986,600
189,000	VeriSign Inc(a)(b)	16,340,940
41,000	Zillow Group Inc Class A(a)(b)	1,502,650
62,000	Zillow Group Inc Class C(a)(b)	2,249,360
		51,770,960
Consumer, Cyclical — 16.49%
20,500	AutoZone Inc(a)	16,273,720
169,000	BorgWarner Inc	4,988,880
11,245	Burlington Stores Inc(a)	750,154
324,000	CarMax Inc(a)(b)	15,885,720
124,000	Choice Hotels International Inc	5,904,880
135,000	Coach Inc	5,499,900
168,000	Dollar General Corp	15,792,000
64,000	Ferrari NV(b)	2,619,520
352,000	Hanesbrands Inc	8,845,760
41,000	Harley-Davidson Inc(b)	1,857,300
118,085	Harman International Industries Inc	8,480,865
94,000	L Brands Inc	6,310,220
189,000	Marriott International Inc Class A(b)	12,560,940
218,000	MGM Resorts International(a)	4,933,340
271,000	Michaels Cos Inc(a)	7,707,240
104,000	Mobileye NV(a)(b)	4,798,560
338,645	Norwegian Cruise Line Holdings Ltd(a)	13,491,617
50,000	O'Reilly Automotive Inc(a)	13,555,000
50,000	PVH Corp	4,711,500
88,000	Royal Caribbean Cruises Ltd(b)	5,909,200
16,000	Tesla Motors Inc(a)(b)	3,396,480
31,000	WABCO Holdings Inc(a)	2,838,670
		167,111,466
Consumer, Non-Cyclical — 26.04%
83,000	Acadia Healthcare Co Inc(a)(b)	4,598,200
230,000	Alkermes PLC(a)	9,940,600
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
52,000	Alnylam Pharmaceuticals Inc(a)	$ 2,885,480
187,000	Aramark	6,249,540
396,000	Bruker Corp	9,005,040
271,000	Catalent Inc(a)	6,230,290
78,000	Cooper Cos Inc	13,382,460
210,000	Dentsply Sirona Inc	13,028,400
125,000	Envision Healthcare Holdings Inc(a)	3,171,250
126,000	Equifax Inc	16,178,400
63,000	Gartner Inc Class A(a)	6,136,830
168,000	Global Payments Inc	11,991,840
80,000	Henry Schein Inc(a)	14,144,000
400,522	Hologic Inc(a)	13,858,061
52,000	IDEXX Laboratories Inc(a)	4,828,720
25,000	Illumina Inc(a)	3,509,500
63,000	Incyte Corp(a)	5,038,740
19,000	Intuitive Surgical Inc(a)	12,566,790
159,000	KAR Auction Services Inc	6,636,660
63,000	ManpowerGroup Inc	4,053,420
166,000	MEDNAX Inc(a)	12,023,380
72,500	ServiceMaster Global Holdings Inc(a)	2,885,500
229,000	Sprouts Farmers Market Inc(a)(b)	5,244,100
103,000	Teleflex Inc	18,262,930
61,000	TransUnion (a)	2,039,840
62,000	TreeHouse Foods Inc(a)	6,364,300
41,000	Universal Health Services Inc Class B	5,498,100
210,000	Vantiv Inc Class A(a)	11,886,000
147,000	Verisk Analytics Inc Class A(a)	11,918,760
52,000	Vertex Pharmaceuticals Inc(a)	4,473,040
66,000	West Pharmaceutical Services Inc	5,008,080
189,000	WhiteWave Foods Co Class A(a)	8,871,660
63,000	Whole Foods Market Inc	2,017,260
		263,927,171
Energy — 2.06%
83,000	Cabot Oil & Gas Corp	2,136,420
17,000	Cimarex Energy Co	2,028,440
21,000	Concho Resources Inc(a)	2,504,670
176,000	EQT Corp	13,627,680
4,000	Pioneer Natural Resources Co	604,840
		20,902,050
Financial — 9.80%
166,000	CBOE Holdings Inc	11,058,920
208,000	CoreLogic Inc(a)	8,003,840
165,000	E*TRADE Financial Corp(a)	3,875,850
438,000	FNF Group	16,425,000
46,000	Intercontinental Exchange Inc	11,774,160
62,000	Jones Lang LaSalle Inc	6,041,900
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
46,000	Oaktree Capital Group LLC LP(b)	$ 2,058,960
321,000	Progressive Corp	10,753,500
325,000	TD Ameritrade Holding Corp	9,254,375
162,000	Willis Towers Watson PLC	20,138,220
		99,384,725
Industrial — 20.18%
36,000	Acuity Brands Inc	8,926,560
294,000	Agilent Technologies Inc	13,041,840
159,000	Allegion PLC	11,039,370
191,000	AMETEK Inc	8,829,930
147,000	Ball Corp(b)	10,626,630
67,000	Cognex Corp	2,887,700
134,568	Colfax Corp(a)(b)	3,560,669
67,000	FEI Co	7,160,960
126,000	Harris Corp	10,513,440
176,000	IDEX Corp	14,449,600
95,000	JB Hunt Transport Services Inc	7,688,350
126,000	Kansas City Southern	11,351,340
322,000	Keysight Technologies Inc(a)	9,366,980
42,000	Martin Marietta Materials Inc	8,064,000
9,000	Mettler-Toledo International Inc(a)	3,284,280
37,000	Middleby Corp(a)	4,264,250
84,000	Old Dominion Freight Line Inc(a)(b)	5,066,040
18,165	Rexnord Corp(a)	356,579
63,000	Rockwell Collins Inc	5,363,820
84,000	Roper Technologies Inc	14,327,040
292,000	Sensata Technologies Holding NV(a)	10,187,880
440,000	Textron Inc	16,086,400
156,000	Waste Connections Inc	11,239,800
155,000	Xylem Inc	6,920,750
		204,604,208
Technology — 12.17%
83,000	Akamai Technologies Inc(a)	4,642,190
105,321	Atlassian Corp PLC Class A(a)	2,727,814
54,679	Atlassian Corp PLC Class A(a)(b)	1,416,186
16,184	Dropbox Inc(a)(c)(d)	128,015
94,000	Fidelity National Information Services Inc	6,925,920
241,000	Fiserv Inc(a)	26,203,930
14,000	Guidewire Software Inc(a)	864,640
104,000	IHS Inc Class A(a)	12,023,440
196,000	IMS Health Holdings Inc(a)	4,970,560
275,000	Microchip Technology Inc(b)	13,959,000
126,000	MSCI Inc Class A	9,717,120
31,000	NetSuite Inc(a)(b)	2,256,800
56,000	NXP Semiconductors NV(a)	4,387,040
157,000	Red Hat Inc(a)	11,398,200
31,000	ServiceNow Inc(a)	2,058,400
166,000	SS&C Technologies Holdings Inc	4,661,280
Shares		Fair Value
Technology — (continued)
42,000	Tableau Software Inc Class A(a)	$ 2,054,640
127,000	Veeva Systems Inc Class A(a)(b)	4,333,240
25,050	WeWork Class A(a)(c)(d)	942,987
44,193	WeWork Series D-1(a)(c)(d)	1,663,610
34,723	WeWork Series D-2(a)(c)(d)	1,307,120
103,000	Xilinx Inc	4,751,390
		123,393,522
TOTAL COMMON STOCK — 94.98% (Cost $736,218,419)		$ 962,841,052
CONVERTIBLE PREFERRED STOCK
Technology — 0.09%
20,098	Dropbox Series A, 0.00%(a)(c)(d)	158,975
98,726	Dropbox Series A-1, 0.00%(a)(c)(d)	780,923
TOTAL CONVERTIBLE PREFERRED STOCK — 0.09% (Cost $2,515,859)		$ 939,898
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.24%
$24,493,000	Federal Home Loan Bank 0.16%, 07/19/2016	24,490,918
28,668,000	Federal Home Loan Mortgage Corp 0.20%, 07/01/2016	28,668,000
		53,158,918
Repurchase Agreements — 8.95%
21,554,052	Undivided interest of 19.59% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $21,554,052 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(e)	21,554,052
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$21,554,052	Undivided interest of 19.89% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $21,554,052 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(e)
		$ 21,554,052
4,536,716	Undivided interest of 21.47% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $4,536,716 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(e)	4,536,716
21,554,052	Undivided interest of 25.82% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $21,554,052 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(e)	21,554,052
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$21,554,052	Undivided interest of 45.78% in a repurchase agreement (principal amount/value $47,094,362 with a maturity value of $47,094,885) with Barclays Capital Inc, 0.40%, dated 6/30/16 to be repurchased at $21,554,052 on 7/1/16 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 8/15/16 - 11/15/45, with a value of $48,036,252.(e)
$ 21,554,052
90,752,924
SHORT TERM INVESTMENTS — 14.19% (Cost $143,911,842)	$ 143,911,842
TOTAL INVESTMENTS — 109.26% (Cost $882,646,120)	$ 1,107,692,792
OTHER ASSETS & LIABILITIES, NET — (9.26)%	$ (93,919,737)
TOTAL NET ASSETS — 100.00%	$ 1,013,773,055
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2016.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
At June 30, 2016, the Fund held the following restricted securities:
Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Dropbox Inc	N/A%	05/01/2012	$146,451	$128,015	0.01%
WeWork Class A	N/A	12/09/2014 - 05/26/2015	377,041	942,987	0.09
WeWork Series D-1	N/A	12/09/2014	735,866	1,663,610	0.17
WeWork Series D-2	N/A	12/09/2014	578,180	1,307,120	0.13
Convertible Preferred Stock
Dropbox Series A	0.00	05/01/2012	181,869	158,975	0.01
Dropbox Series A-1	0.00	05/01/2012	893,381	780,923	0.08
			$2,912,788	$4,981,630	0.49%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $88,748,766 of securities on loan)(a)	$1,016,939,868
Repurchase agreements, fair value(b)	90,752,924
Cash	481,628
Subscriptions receivable	755,074
Receivable for investments sold	2,351,939
Dividends receivable	360,997
Total Assets	1,111,642,430
LIABILITIES:
Payable to investment adviser	577,513
Payable for administrative services fees	215,866
Payable upon return of securities loaned	90,752,924
Redemptions payable	1,916,751
Payable for investments purchased	4,402,602
Payable for distribution fees	3,719
Total Liabilities	97,869,375
NET ASSETS	$1,013,773,055
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,688,007
Paid-in capital in excess of par	752,010,019
Net unrealized appreciation	225,046,672
Undistributed net investment loss	(288,542)
Accumulated net realized gain	30,316,899
NET ASSETS	$1,013,773,055
NET ASSETS BY CLASS
Initial Class	$727,542,424
Class L	$17,773,422
Institutional Class	$268,457,209
CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	33,135,399
Class L	2,401,945
Institutional Class	31,342,729
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$21.96
Class L	$7.40
Institutional Class	$8.57
(a) Cost of investments	$791,893,196
(b) Cost of repurchase agreements	$90,752,924
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Interest	$45,388
Income from securities lending	389,378
Dividends	3,875,480
Foreign withholding tax	(10,189)
Total Income	4,300,057
EXPENSES:
Management fees	3,146,912
Administrative services fees – Initial Class	1,242,540
Administrative services fees – Class L	33,580
Fund administration fees	83,401
Audit fees	17,172
Custodian fees	15,375
Distribution fees – Class L	23,953
Other	58,305
Total Expenses	4,621,238
Less amount reimbursed by investment advisor	32,639
Net Expenses	4,588,599
NET INVESTMENT LOSS	(288,542)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	22,962,283
Net change in unrealized depreciation on investments	(6,468,596)
Net Realized and Unrealized Gain	16,493,687
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,205,145
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West T. Rowe Price Mid Cap Growth Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment loss	$(288,542)	$(2,204,157)
Net realized gain	22,962,283	97,506,981
Net change in unrealized depreciation	(6,468,596)	(38,405,714)
Net Increase in Net Assets Resulting from Operations	16,205,145	56,897,110
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	-	(149,687)
Class L	-	(143,404)
Institutional Class	-	(1,814,134)
From net investment income	0	(2,107,225)
From net realized gains
Initial Class	-	(56,433,301)
Class L	-	(2,845,996)
Institutional Class	-	(35,959,437)
From net realized gains	0	(95,238,734)
Total Distributions	0	(97,345,959)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	112,777,364	321,574,612
Class L	8,000,285	11,569,527
Institutional Class	55,991,383	289,231,682
Shares issued in reinvestment of distributions
Initial Class	-	56,582,988
Class L	-	2,989,400
Institutional Class	-	37,773,571
Shares redeemed
Initial Class	(143,977,805)	(474,394,744)
Class L	(7,765,637)	(3,498,046)
Institutional Class	(21,796,760)	(62,337,709)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,228,830	179,491,281
Total Increase in Net Assets	19,433,975	139,042,432
NET ASSETS:
Beginning of Period	994,339,080	855,296,648
End of Period(a)	$1,013,773,055	$994,339,080
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West T. Rowe Price Mid Cap Growth Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,439,353	13,950,239
Class L	1,170,570	1,317,133
Institutional Class	6,814,376	29,058,321
Shares issued in reinvestment of distributions
Initial Class	-	2,571,317
Class L	-	401,219
Institutional Class	-	4,387,312
Shares redeemed
Initial Class	(6,896,537)	(20,470,778)
Class L	(1,073,685)	(393,201)
Institutional Class	(2,625,457)	(6,291,823)
Net Increase	2,828,620	24,529,739
(a) Including undistributed net investment loss:	$(288,542)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$21.64	(0.01) (c)	0.33	0.32	-	-	(0.00)	$21.96	1.48% (d)
12/31/2015	$21.98	(0.07) (c)	1.47	1.40	-	(1.74)	(1.74)	$21.64	6.52%
12/31/2014	$22.03	(0.09) (c)	2.95	2.86	(0.18)	(2.73)	(2.91)	$21.98	12.78%
12/31/2013	$17.56	(0.09) (c)	6.45	6.36	(0.01)	(1.88)	(1.89)	$22.03	36.36%
12/31/2012	$16.24	(0.03) (c)	2.24	2.21	(0.12)	(0.77)	(0.89)	$17.56	13.67%
12/31/2011	$18.31	0.23	(0.55)	(0.32)	(0.24)	(1.51)	(1.75)	$16.24	(1.69%)
Class L
06/30/2016	$ 7.30	(0.01) (c)	0.11	0.10	-	-	(0.00)	$ 7.40	1.37% (d)
12/31/2015	$ 8.41	(0.05) (c)	0.57	0.52	(0.08)	(1.55)	(1.63)	$ 7.30	6.12%
12/31/2014	$10.07	(0.07) (c)	1.35	1.28	(0.21)	(2.73)	(2.94)	$ 8.41	12.49%
12/31/2013	$ 8.92	(0.07) (c)	3.26	3.19	(0.16)	(1.88)	(2.04)	$10.07	36.06%
12/31/2012	$ 8.75	(0.03) (c)	1.19	1.16	(0.22)	(0.77)	(0.99)	$ 8.92	13.33%
12/31/2011 (e)	$10.00	0.39	0.15	0.54	(0.40)	(1.39)	(1.79)	$ 8.75	5.58% (d)
Institutional Class
06/30/2016	$ 8.43	0.01 (c)	0.13	0.14	-	-	(0.00)	$ 8.57	1.66% (d)
12/31/2015 (f)	$10.00	0.01 (c)	0.07	0.08	(0.08)	(1.57)	(1.65)	$ 8.43	0.62% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
06/30/2016	$727,542	1.04% (h)	1.03% (h)	N/A	(0.14%) (h)	18% (d)
12/31/2015	$748,656	1.03%	1.03%	N/A	(0.29%)	35%
12/31/2014	$847,059	1.03%	1.03%	N/A	(0.39%)	28%
12/31/2013	$845,389	1.03%	1.03%	(0.42%)	(0.42%)	29%
12/31/2012	$677,541	1.03%	1.03%	(0.18%)	(0.17%)	35%
12/31/2011	$570,148	1.04%	1.04%	(0.53%)	(0.53%)	42%
Class L
06/30/2016	$ 17,773	1.36% (h)	1.30% (h)	N/A	(0.41%) (h)	18% (d)
12/31/2015	$ 16,835	1.42%	1.30%	N/A	(0.53%)	35%
12/31/2014	$ 8,237	1.80%	1.30%	N/A	(0.67%)	28%
12/31/2013	$ 6,117	2.65%	1.30%	(2.00%)	(0.65%)	29%
12/31/2012	$ 888	6.91%	1.27%	(5.97%)	(0.33%)	35%
12/31/2011 (e)	$ 292	51.98% (h)	1.29% (h)	(51.36%) (h)	(0.67%) (h)	42%
Institutional Class
06/30/2016	$268,457	0.68% (h)	0.68% (h)	N/A	0.21% (h)	18% (d)
12/31/2015 (f)	$228,848	0.67% (h)	0.67% (h)	N/A	0.10% (h)	35%
(a)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was August 12, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 30, 2016

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 956,071,506	$ 2,727,814	$ 4,041,732	$ 962,841,052
Convertible Preferred Stock	—	—	939,898	939,898
Short Term Investments	—	143,911,842	—	143,911,842
Total Assets	$ 956,071,506	$ 146,639,656	$ 4,981,630	$ 1,107,692,792

Semi-Annual Report - June 30, 2016

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.

Semi-Annual Report - June 30, 2016

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$883,545,949
Gross unrealized appreciation on investments	260,440,449
Gross unrealized depreciation on investments	(36,293,606)
Net unrealized appreciation on investments	$224,146,843
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative service fees and distribution fees, of 0.70% of the average daily net assets of the Fund. Certain administration and accounting services fees for the Fund are disclosed as Fund administration fees on the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $165,788,383 and $163,450,741, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2016

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $88,748,766 and received collateral as reported on the Statement of Assets and Liabilities of $90,752,924 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio manager responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and outperformed its benchmark for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median contractual management fees and expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the median and average contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average and median total annual expense ratio of the funds in its peer group and peer universe and in the first quartile of its peer group of funds (with the first quartile being the lowest expense and the fourth quarter being the highest expense).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016